Debt Capital Lease Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) stores option	Dec. 31, 2013 USD ($)
Capital Lease Obligations
Cost of assets under capital leases	$ 68	$ 54
Accumulated amortization of assets under capital leases	24	$ 18
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity
2015	9
2016	9
2017	8
2018	9
2019	8
Thereafter	22
Total minimum lease payments	65
Less amount representing interest	(14)
Capital lease obligations	$ 51
Capital Lease Obligations
Capital Lease Obligations
Number of stations with capital lease (stations) | stores	25
Time period covered by arrangement (years)	17 years
Number of contract renewals (renewals) | option	4
Capital lease renewal term (years)	5 years